Annual Operating Expenses - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Consumer Discretionary Fund	Sep. 29, 2023
Fidelity Advisor Consumer Discretionary Fund - Class A
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.26%
Total annual operating expenses	1.04%
Fidelity Advisor Consumer Discretionary Fund - Class C
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.27%
Total annual operating expenses	1.80%
Fidelity Advisor Consumer Discretionary Fund - Class M
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.28%
Total annual operating expenses	1.31%
Fidelity Advisor Consumer Discretionary Fund - Class I
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Total annual operating expenses	0.77%
Fidelity Advisor Consumer Discretionary Fund - Class Z
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.64%